As filed with the U.S. Securities and Exchange Commission on May 1, 2026

Registration No. 033-75996

Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. __	☐

(Check appropriate box or boxes.)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Exact Name of Registered Separate Account)

Voya Retirement Insurance and Annuity Company

(Name of Insurance Company)

One Orange Way

Windsor, Connecticut 06095-4774

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

1-800-262-3862

(Insurance Company’s Telephone Number, including Area Code)

Tamara Saverine

Vice President, Chief Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Part A and Part B of Post-Effective Amendment No. 62 to the Registration Statement (File Nos. 033-75996, 811-02512), which was filed with the Securities and Exchange Commission on April 24, 2026, are incorporated by reference into this Post-Effective Amendment No. 63 to the Registration Statement.

GROUP VARIABLE ANNUITY CONTRACT FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account B

Supplement Dated May 1, 2026, to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2026

This supplement updates and amends certain information contained in your variable annuity contract prospectus, initial summary prospectus and updating summary prospectus. Please read it carefully and keep it with your contract prospectus or summary prospectus for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your contract prospectus or summary prospectus.

NOTICE OF AND INFORMATION ABOUT UPCOMING

FUND SUBSTITUTIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the VY® Baron Growth Portfolio (Class S), the Voya Global Insights Portfolio (Class I) and the Voya Balanced Income Portfolio (Class I).

In accordance with procedures established by the U.S. Securities and Exchange Commission, Voya Retirement Insurance and Annuity Company (the “Company”) and its Variable Annuity Account B (the “Separate Account”) intend to replace, effective on or about the close of business on the dates set forth below (the “Substitution Dates”), certain funds in which the subaccount of the Separate Account invests (the “Existing Funds”) with a certain other funds (the “Replacement Funds”) as follows (the “Substitutions”):

Existing Fund	Replacement Fund	Substitution Date
VY® Baron Growth Portfolio (Class S)	Voya MidCap Opportunities Portfolio (Class I)	July 17, 2026
Voya Global Insights Portfolio (Class I)	DFA VA Equity Allocation Portfolio (Institutional Class)	July 17, 2026
Voya Balanced Income Portfolio (Class I)	American Funds Insurance Series® – Capital Income Builder (Class 2)	July 24, 2026
•	Prior to the Substitution Date and for thirty days thereafter, you may transfer amounts allocated to a subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
•	On the Substitution Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value.
•	Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to a subaccount that invests in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063 (800) 584-6001. See “THE INVESTMENT OPTIONS” section beginning on page 18 of your contract prospectus for information about making allocation changes.

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•	You will not incur any fees or charges or any tax liability because of a Substitution, and your Contract value immediately before the Substitution will equal your Contract value immediately after the Substitution.
•	The overall expenses of the Replacement Fund are less than the overall expenses of the corresponding Existing Fund. The fees and expenses of each Replacement Fund are more fully described in the Replacement Fund’s summary prospectus.
•	The investment objective and policies of the Replacement Fund are comparable to the investment objective and policies of the corresponding Existing Fund. The investment objective of each Replacement Fund, along with information about the Replacement Fund's investment adviser/subadviser, is more fully described in the Replacement Fund’s summary prospectus.
•	Summary prospectuses for the Replacement Funds accompany this supplement. Read the summary prospectuses carefully before deciding what to do with amounts allocated to subaccounts that invests in the Existing Funds and the Replacement Funds. If you have not received a summary prospectus, or if you need another copy, please contact Customer Service at (800) 584-6001.
•	After the Substitution Date, the subaccounts investing in the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future supplements to the contract prospectus.

The Variable Options section of APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT in your Initial Summary Prospectus, Updating Summary Prospectus and Prospectus is supplemented with the following additional Funds:

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds Insurance Series® – Capital Income Builder (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%*	20.41%	9.08%	7.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP Subadviser: Dimensional Fund Advisors Ltd	0.31%*	19.94%	12.23%	11.37%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

****

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

Defined Contributions Administration

P.O. Box 990063

Hartford, CT 06199-0063

(800) 584-6001

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(1)	Certificate of Resolution Authorizing Signature by Power of Attorney • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3)	Underwriting Agreement dated November 17, 2006 between Aetna Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4)	Confirmation of Underwriting Agreement • Incorporated by reference to Registration Statement on Form S-1 (File No. 333-133158), as filed on April 10, 2006.
(d)	(1)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
	(2)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
	(3)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.
	(4)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
	(5)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(6)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(7)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, ISE-CDA-HO and Certificate GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
	(8)	Endorsements ENMCHG (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
	(9)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
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(10)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.
(11)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 17, 2017.
(12)	Endorsement E-GMIRMM-17 to Contracts GID-CDA-HO, GLID-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 13, 2018.
(13)	Endorsement E-DCSECURE-20 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 16, 2021.
(14)	Endorsement E-DCSECURE-23 • Incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-4 (File No. 033-75996) as filed on April 10, 2025.
(15)	Instruments Defining the Rights of Security Holders • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 033-60477), as filed on April 15, 1996.
(16)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(17)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(18)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(19)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(20)	Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(21)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(22)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(23)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(24)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(25)	Variable Annuity Contract (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
(26)	Variable Annuity Contract (I-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(27)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
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(28)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(29)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(30)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(31)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(32)	Variable Annuity Contracts (G-CDA-IB(ATORP)) and (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(33)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(34)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(35)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(36)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(37)	Group Combination Annuity Contract (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(38)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(39)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(40)	Variable Annuity Contract (IST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(41)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(42)	Variable Annuity Contract (HR1O-DUA-GIA) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(43)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(44)	Variable Annuity Contracts (G-TDA-HH(XC/M)) and (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(40)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
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(45)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(46)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(47)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(48)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(49)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(50)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(51)	Variable Annuity Contracts and Certificate (G-CDA-95(ORP)), (G-CDA-95(TORP)) and (GTCC-95 (ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(52)	Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and (GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(53)	Variable Annuity Contract (IRA-CDA-IC) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(54)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
(55)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(56)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(57)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(58)	Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(59)	Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(60)	Variable Annuity Contract (G-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(61)	Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(62)	Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
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(63)	Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(64)	Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(65)	Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(66)	Variable Annuity Contract G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(67)	Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(68)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(69)	Variable Annuity Contract Certificate (GTCC-IB(AORP) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(70)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(71)	Variable Annuity Contract (G-CDA-IB(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(72)	Variable Annuity Contract (G-CDA-IB(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(73)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(74)	Variable Annuity Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(75)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(76)	Variable Annuity Contract (G-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(77)	Variable Annuity Contract Certificate (C-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(78)	Variable Annuity Contract Certificate (rebranded) GTCC-HD(XC)-16 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(79)	Variable Annuity Contract Certificate (rebranded) C-CDA-15(NY-MMI) • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(80)	Variable Annuity Contract Certificate (rebranded) GTCC-HH(XC/M)-15 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(81)	Variable Annuity Contract Certificate GTCC-HH(XC/M)-21 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
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(82)	Endorsement E-403bR-09 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(83)	Endorsement E-403bTERM-08 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(84)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 18, 2011.
(85)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2014.
(86)	Guaranteed Interest Rate Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Contract Certificates GTCC-IA-(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(87)	Guaranteed Interest Rate Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Contract Certificate GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(88)	Endorsement E-GMIRGOV-17 to Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(89)	Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-FDA-ID(PDC), G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Contract Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(90)	Endorsement E-DCSECURE-20 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), A001RP95, A0205V95, G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID,CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD and GA-UPA-GO and Contract Certificates C-CDA-10, C-CDA(12/99), A007RC95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
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(91)	Endorsement E-MMLOAN-21 to Contracts G-CDA-10, G-CDA-(12/99), G-CDA-96(ORP), GTCC-96(ORP), G-CDA-96(TORP), G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), GIT-CDA-HO, GLIT-CDA-HO, GST-CDA-HO, A001RP95 and A020RV95 and Contract Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-HF, GTCC-IA(RP), A007RC95 and A027RV95. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
(92)	Endorsement E-DCSECURE-23 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A0205V95, G-FDA-ID(PDC), G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD, G-CDA-HD and GA-UPA-GO. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(93)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(94)	Endorsement E-IRASECURE-23 to Contracts IA-CDA-IA AND I-CDA-HD. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(95)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(96)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(97)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(98)	Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(99)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(100)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(101)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(102)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(103)	Variable Annuity Contract (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
(104)	Variable Annuity Contract (I-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(105)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(106)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
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(107)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(108)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(109)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(110)	Variable Annuity Contracts (G-CDA-IB(ATORP)) and (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(111)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(112)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(113)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(114)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(115)	Group Combination Annuity Contract (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(116)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(117)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(118)	Variable Annuity Contract (IST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(119)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(120)	Variable Annuity Contract (HR1O-DUA-GIA) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(121)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(122)	Variable Annuity Contracts (G-TDA-HH(XC/M)) and (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(123)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(124)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
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(125)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(126)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(127)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(128)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(129)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(130)	Variable Annuity Contracts and Certificate (G-CDA-95(ORP)), (G-CDA-95(TORP)) and (GTCC-95 (ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(131)	Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and (GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(132)	Variable Annuity Contract (IRA-CDA-IC) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(133)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
(134)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(135)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(136)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(137)	Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(138)	Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(139)	Variable Annuity Contract (G-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(140)	Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(141)	Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(142)	Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
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(143)	Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(144)	Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(145)	Variable Annuity Contract G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(146)	Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(147)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(148)	Variable Annuity Contract Certificate (GTCC-IB(AORP) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(149)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(150)	Variable Annuity Contract (G-CDA-IB(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(151)	Variable Annuity Contract (G-CDA-IB(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(152)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(153)	Variable Annuity Contract (GA-GOVCC-99) • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(154)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(155)	Variable Annuity Contract (G-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(156)	Variable Annuity Contract Certificate (C-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(157)	Variable Annuity Contract Certificate (rebranded) GTCC-HD(XC)-16 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(158)	Variable Annuity Contract Certificate (rebranded) C-CDA-15(NY-MMI) • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(159)	Variable Annuity Contract Certificate (rebranded) GTCC-HH(XC/M)-15 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(160)	Variable Annuity Contract Certificate GTCC-HH(XC/M)-21 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
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(161)	Endorsement E-403bR-09 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(162)	Endorsement E-403bTERM-08 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(163)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 18, 2011.
(164)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2014.
(165)	Guaranteed Interest Rate Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Contract Certificates GTCC-IA-(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(166)	Guaranteed Interest Rate Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Contract Certificate GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(167)	Endorsement E-GMIRGOV-17 to Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(168)	Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-FDA-ID(PDC), G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Contract Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(169)	Endorsement E-DCSECURE-20 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), A001RP95, A0205V95, G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID,CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD and GA-UPA-GO and Contract Certificates C-CDA-10, C-CDA(12/99), A007RC95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
14

	(170)	Endorsement E-MMLOAN-21 to Contracts G-CDA-10, G-CDA-(12/99), G-CDA-96(ORP), GTCC-96(ORP), G-CDA-96(TORP), G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), GIT-CDA-HO, GLIT-CDA-HO, GST-CDA-HO, A001RP95 and A020RV95 and Contract Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-HF, GTCC-IA(RP), A007RC95 and A027RV95. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
	(171)	Endorsement E-DCSECURE-23 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A0205V95, G-FDA-ID(PDC), G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD, G-CDA-HD and GA-UPA-GO. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
	(172)	Endorsement E-IRASECURE-23 to Contracts IA-CDA-IA AND I-CDA-HD. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(e)	(1)	Variable Annuity Contract Application (300-GTD-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 19, 1997.
	(2)	Variable Annuity Contract Application (710.00.141) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as filed on August 21, 1997.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(2)	Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(4)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
15

(5)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(7)	Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.
(8)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.
(9)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(10)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(11)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
16

(13)	Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(14)	Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(15)	Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(16)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(17)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(19)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(20)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(21)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(22)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(23)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
17

(24)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(25)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(26)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(27)	Rule 22c-2 Agreement dated no later than April 16, 2007, and effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(28)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(29)	Rule 22c-2 Agreement dated March 1, 2007 and effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(30)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(31)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement.
(32)	Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(33)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
18

	(34)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
	(35)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Initial Summary Prospectus for Installment Purchase Payment Account Contracts
	(2)	Initial Summary Prospectus for Single Purchase Payment Account Contracts
(p)		Powers of Attorney
19

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address Jay S. Kaduson, 200 Park Avenue, NY, New York 10166	Positions and Offices with Depositor Director
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director and President
William T. Bainbridge, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Youssef A. Blal, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director
Neha Jha, 200 Park Avenue, New York, NY 10166	Director
Andrew J. Stocker, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Curtis J. Heaser, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director, Senior Vice President
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Jacques M. Longerstaey, 200 Park Avenue, NY, New York 10166	Executive Vice President, Chief Risk Officer
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Tingting Xiao, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
20

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

12-31-25

Voya Financial, Inc. (1000)

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC Group Code: 4832

OneAmerica Retirement Services LLC (5210)

Non-Insurer (Indiana) FEIN: 46-5378846

OneAmerica Investment Advisory Services LLC (5220)

Non-Insurer (Indiana) FEIN: 81-3920167

Benefitfocus, Inc. (5000)

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc. (5100)

Non-Insurer (South Carolina) FEIN: 57-1099948

BenefitStore, LLC (5120)

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc. (5110)

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc. (4050)

Non-Insurer (California) FEIN: 94-2695108

Voya Nonqualified Plan Pay Services, LLC (1998)

Non-Insurer (Delaware) FEIN: 39-2624681

Voya Services Company (4000)

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc. (4100)

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation (n/a)

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a) (4550)

Non-Insurer (Delaware) FEIN: 85-1775946

Voya Global Services Private Limited (*b) (5310)

Non-Insurer (India)

VFI India Holdings LLC (5300)

Non-Insurer (Delaware) FEIN: 93-1766128

Voya Holdings Inc. (1050)

Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Benefits Company, LLC (2050)

Non-Insurer (Delaware) FEIN: 83-0965809

21

Benefit Strategies, LLC (2060)

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc. (2200)

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c) (2261)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC (2250 Class A / 2251 Class B)

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC (3050 Class A / 3051 Class B)

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co. (3150)

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management (UK) Limited (3200 Class A / 3201 Class B)

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC (2550 Class A / 2551 Class B)

Non-Insurer (Delaware) FEIN: 13-4038444

Voya Alternative Asset Management Ireland Limited (2700)

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC (2600 Class A / 2601 Class B)

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC (2650)

Non-Insurer (Delaware) FEIN: 13-4003969

VAAM (Cayman) Ltd. (2760)

Non-Insurer (Cayman Islands)

Voya Pomona Holdings LLC (3000)

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d) (2750 Class A / 2751 Class B)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC (2800 Class A / 2801 Class B)

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC (2300)

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC (2350)

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC (2450)

Non-Insurer (Delaware) FEIN: 03-0485744

22

Voya Investments, LLC (2400)

Non-Insurer (Arizona) FEIN: 03-0402099

Oconee Real Estate Holdings IV – ARB LLC (*e)

Non-Insurer (Delaware) FEIN: 93-3381941

Oconee Real Estate Holdings V – CASC LLC (*f)

Non-Insurer (Delaware) FEIN: 93-4060472

Oconee Real Estate Holdings VI – GREEN LLC (*g)

Non-Insurer (Delaware) FEIN: 93-4037989

Oconee Real Estate Holdings VII – CANOPY LLC (*h)

Non-Insurer (Delaware) FEIN: 99-0609295

Oconee Real Estate Holdings X – OASIS LLC (*i)

Non-Insurer (Delaware) FEIN: 99-2189275

Oconee Real Estate Holdings XI – MARKET CENTER LLC (*j)

Non-Insurer (Delaware) FEIN: 99-3439272

Oconee Real Estate Holdings XII – RIVERSIDE LLC (*k)

Non-Insurer (Delaware) FEIN: 99-3455416

Oconee Real Estate Holdings XIV – FAIRVIEW LLC (*l)

Non-Insurer (Delaware) FEIN: 99-2177246

Oconee Real Estate Holdings XV – SPANISH COVE LLC (*m)

Non-Insurer (Delaware) FEIN: 39-4119163

Oconee Real Estate Holdings XVII – CROSSINGS LLC (*n)

Non-Insurer (Delaware) FEIN: 33-4830625

Oconee Real Estate Holdings XVIII – HOUSTON LLC (*o)

Non-Insurer (Delaware) FEIN: 99-2177246

VIM SLP Holdings Inc. (2270)

Non-Insurer (Delaware) FEIN: 33-2337236

VIM SLP Holdings LLC (2280)

Non-Insurer (Delaware) FEIN: 33-2315739

Voya Retirement Insurance and Annuity Company (1350)

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC (1400)

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC (1500)

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC (1550)

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company (2100)

Non-Insurer (Connecticut) FEIN: 46-5416028

23

ReliaStar Life Insurance Company (1150)

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York (1250)

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC (1650)

Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Custom Investments LLC (3650)

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b – Voya Global Services Private Limited is owned 99% by Voya Financial, Inc. and 1% by VFI India Holdings LLC.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e – Oconee Real Estate Holdings IV-ARB LLC owned 33% by Voya Retirement Insurance and Annuity Company, owned 16% by ReliaStar Life Insurance Company and owned 51% by non-Affiliate members.

*f – Oconee Real Estate Holdings V-CASC LLC owned 44.8% by Voya Retirement Insurance and Annuity Company and owned 55.2% by non-Affiliate members.

*g – Oconee Real Estate Holdings VI-GREEN LLC owned 38.5% by Voya Retirement Insurance and Annuity Company, owned 12.5% by ReliaStar Life Insurance Company and owned 49% by non-Affiliate members.

*h – Oconee Real Estate Holdings VII-CANOPY LLC owned 10.13% by Voya Retirement Insurance and Annuity Company and 89.87% by Non-Affiliate members.

*i – Oconee Real Estate Holdings X – OASIS LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*j – Oconee Real Estate Holdings XI – MARKET CENTER LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*k– Oconee Real Estate Holdings XII – RIVERSIDE LLC owned 22.31% by Voya Retirement Insurance and Annuity Company, owned 3.08% by ReliaStar Life Insurance Company and owned 74.61% by non-Affiliate members.

*l – Oconee Real Estate Holdings XIV – FAIRVIEW LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*m – Oconee Real Estate Holdings XV – SPANISH COVE LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*n– Oconee Real Estate Holdings XVII – CROSSINGS LLC owned 10% by Voya Retirement Insurance and Annuity Company and 90% by non—Affiliate members.

*o – Oconee Real Estate Holdings XVIII – HOUSTON LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he

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received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).
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(b)	The following are the directors and officers of the Principal Underwriter.

Name and Principal Business Address	Positions and Offices with Underwriter

William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Jonathan F. Reilly, One Orange Way, Windsor, CT, 06095-4774	Director
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Jacques M. Longerstaey, 200 Park Avenue, New York, NY 10166	Executive Vice President, Chief Risk Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Philip A. Capodice, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John (Teddy) T. Cordes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Gregory K. Springfield, One Orange Way, Windsor CT 06095-4774	Vice President
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Devan P. Butler, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Bill Kladis, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
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(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation*
Voya Financial Partners, LLC				$67,209,367.36

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2025.

Item 31A. Information about Contracts with Index-Linked Options and/or Fixed Options Subject to a Contract Adjustment

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Guaranteed Accumulation Account (“GAA”)	9,151 contracts	$448,638,717 as of 12/31/25	0	$4,745,380	$47,244,412	Yes

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

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Voya Retirement Insurance and Annuity Company represents that, with respect to the variable investment options, the fees and charges deducted under the Contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

With regard to Fixed Interest Options subject to a Contract Adjustment, the Company undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any Prospectus required by section 10(a)(3) of the Securities Act; and
2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 1st day of May 2026.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)

/s/ Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Insurance Company)

/s/ Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Amelia J. Vaillancourt*	Director and President
Amelia J. Vaillancourt	(Principal Executive Officer)

Tony D. Oh*	Senior Vice President and Chief Accounting Officer
Tony D. Oh	(Chief Accounting Officer)
William T. Bainbridge*	Director, Senior Vice President and Chief Financial Officer
William T. Bainbridge	(Chief Financial Officer)
May 1, 2026
Curtis J. Heaser*	Director
Curtis J. Heaser

Andrew J. Stocker*	Director
Andrew J. Stocker

Youssef A. Blal*	Director
Youssef A. Blal

Jay S. Kaduson*	Director
Jay S. Kaduson

Neha Jha*	Director
Neha Jha

By:	/s/ Tamara Saverine
Tamara Saverine
*Attorney-in-Fact

*	Executed by Tamara Saverine on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to the Registration Statement.
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EXHIBIT INDEX

Exhibit No.	Exhibit
27(l)	Consent of Independent Registered Public Accounting Firm
30